Material Partly-Owned Subsidiaries - Summary of Statements of Profit and Other Comprehensive Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	₽ 296,567	₽ 312,574	₽ 299,113
Cost of sales	(187,857)	(177,756)	(160,356)
Total other income and (expense), net	(19,226)	(33,563)	(41,447)
Profit (loss) before tax	12,272	16,217	15,720
Income tax (expense) benefit	(7,987)	(2,681)	(3,150)
(Loss) profit for the period	4,285	13,536	12,570
Total comprehensive (loss) income	1,647	14,014	13,028
Attributable to non-controlling interests	1,876	908	1,013
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	35,059	32,251	31,993
Cost of sales	(21,667)	(18,123)	(18,173)
Total selling, distribution and operating expenses, net	(7,264)	(9,064)	(7,844)
Total other income and (expense), net	(233)	(4,514)	12,769
Profit (loss) before tax	5,895	550	18,745
Income tax (expense) benefit	(372)	(1,707)	(718)
(Loss) profit for the period	5,523	(1,157)	18,027
Total comprehensive (loss) income	5,523	(1,157)	18,027
Attributable to non-controlling interests	79	12	103
Dividends paid to non-controlling interests			198
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	24,624	24,084	22,418
Cost of sales	(12,479)	(12,077)	(10,754)
Total selling, distribution and operating expenses, net	(11,531)	(11,894)	(11,182)
Total other income and (expense), net	209	343	340
Profit (loss) before tax	823	456	822
Income tax (expense) benefit	(174)	(94)	(170)
(Loss) profit for the period	649	362	652
Total comprehensive (loss) income	649	362	652
Attributable to non-controlling interests	182	101	182
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	113,020	124,372	118,557
Cost of sales	(101,258)	(101,829)	(102,398)
Total selling, distribution and operating expenses, net	(11,406)	(11,988)	(11,894)
Total other income and (expense), net	4,173	(5,114)	(506)
Profit (loss) before tax	4,529	5,441	3,759
Income tax (expense) benefit	(551)	1,443	544
(Loss) profit for the period	3,978	6,884	4,303
Total comprehensive (loss) income	3,978	6,884	4,303
Attributable to non-controlling interests	231	345	256
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	198	88	102
Cost of sales	(54)	(47)	(24)
Total selling, distribution and operating expenses, net	(218)	(170)	(184)
Total other income and (expense), net	235	722	531
Profit (loss) before tax	161	593	425
Income tax (expense) benefit	(37)	(115)	(85)
(Loss) profit for the period	124	478	340
Total comprehensive (loss) income	124	478	340
Attributable to non-controlling interests	20	76	54
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	22,061	25,899	24,206
Cost of sales	(19,263)	(24,095)	(21,464)
Total selling, distribution and operating expenses, net	(1,749)	(1,867)	(1,634)
Total other income and (expense), net	41	1,034	379
Profit (loss) before tax	1,090	971	1,487
Income tax (expense) benefit	(28)	(34)	(91)
(Loss) profit for the period	1,062	937	1,396
Total comprehensive (loss) income	1,062	937	1,396
Attributable to non-controlling interests	91	83	114
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	15,776	9,989	11,492
Cost of sales	(6,739)	(6,222)	(6,136)
Total selling, distribution and operating expenses, net	(4,439)	(4,250)	(5,576)
Total other income and (expense), net	1,831	2,103	2,913
Profit (loss) before tax	6,429	1,620	2,693
Income tax (expense) benefit	(271)	46	212
(Loss) profit for the period	6,158	1,666	2,905
Total comprehensive (loss) income	6,158	1,666	2,905
Attributable to non-controlling interests	613	166	281
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	17,231	16,549	12,725
Cost of sales	(12,330)	(13,131)	(10,089)
Total selling, distribution and operating expenses, net	(1,157)	(1,099)	(909)
Total other income and (expense), net	1,633	2,090	1,382
Profit (loss) before tax	5,377	4,409	3,109
Income tax (expense) benefit	(323)	(109)	(144)
(Loss) profit for the period	5,054	4,300	2,965
Total comprehensive (loss) income	5,054	4,300	2,965
Attributable to non-controlling interests	315	269	183
Izhstal [member]
Disclosure of subsidiaries [line items]
Revenue from contracts with customers	20,208	21,173	18,696
Cost of sales	(17,631)	(19,392)	(16,199)
Total selling, distribution and operating expenses, net	919	(2,498)	(3,486)
Total other income and (expense), net	(99)	(1,097)	(906)
Profit (loss) before tax	3,397	(1,814)	(1,895)
Income tax (expense) benefit	97	228	194
(Loss) profit for the period	3,494	(1,586)	(1,701)
Total comprehensive (loss) income	3,494	(1,586)	(1,701)
Attributable to non-controlling interests	₽ 348	₽ (154)	₽ (170)